Shareholder Report, Average Annual Return (Details) IZDS_MML Aggressive Allocation Fund_Initial Class_TSR Annual {Initial Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class - without sales charge
Average Annual Return, Percent	14.17%	8.36%	9.53%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	22.34%	11.19%	11.72%
Custom MML Aggressive Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom MML Aggressive Allocation Index
Average Annual Return, Percent	19.55%	10.69%	11.85%